Other investments	12 Months Ended
Dec. 31, 2022
Other investments
Other investments
1 1 .	Other investments
Other investments consist of equity investments with readily determinable fair value, equity investments without readily determinable fair value and available-for-sale
debt securities. The carrying amounts and fair value of the Group’s other investments as of December 31, 2021 and 2022 are as follows:

	As of December 31, 2021
	Original cost	Unrealized gains (losses)	Accumulated impairment	Translation difference	Balance as of year end
	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	226,200	(80,829)	(48,634)	5,387	102,124
Available-for-sale debt securities (Note b)	112,314	—	(118,689)	6,375	—
Equity investments without readily determinable fair value (Note c)	3,140,343	4,318	(624,929)	(138,945)	2,380,787

Total	3,478,857	(76,511)	(792,252)	(127,183)	2,482,911

	As of December 31, 2022
	Original cost	Unrealized gains (losses)	Accumulated impairment	Translation difference	Balance as of year end
	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	223,852	(145,631)	(48,634)	11,046	40,633
Available-for-sale debt securities (Note b)	40,438	—	(35,073)	135	5,500
Equity investments without readily determinable fair value (Note c)	2,806,218	279,535	(507,099)	35,518	2,614,172

Total	3,070,508	133,904	(590,806)	46,699	2,660,305

Note:

(a)	Equity investments with readily determinable fair value
During the years ended December 31, 2020, 2021 and 2022, disposal of equity investments with readily determinable fair value generated proceeds of RMB540,490, RMB63,826 and RMB4,760, resulting in realized gain of RMB486,227, RMB42,141 and RMB2,412 respectively. The Group recorded mark to market adjustments of RMB293,140, RMB(116,567) and RMB(62,390) in investment gain(loss) and revaluation of investments in the consolidated statements of income and comprehensive income during the years ended December 31 , 2020, 2021 and 2022, respectively. Dividend of RMB389, RMB222 and RMB22 was declared to the Group and recorded in investment gain and revaluation of investments during the years ended December 31, 2020, 2021 and 2022 respectively.
No impairment loss was recorded during the years ended December 31, 2020, 2021 and 2022.

(b)	Available-for-sale debt securities
For available-for-sale debt securities, no impairment loss was recorded during the years ended December 31, 2020, 2021 and 2022, respectively.

(c)	Equity investments without readily determinable fair value
During the year ended December 31, 2020, disposal of equity investments without readily determinable fair value generated proceeds of R
MB508,423, resulting in gross realized gain of RMB68,163 and gain on disposal of RMB351,863 recorded to net income. The Group recorded impairment loss of nil,
RMB378,989 and RMB93,904 for years ended December 31, 2020, 2021 and 2022 respectively for the other equity investments without readily determinable fair value. Dividend of RMB229,221, RMB179,270 and RMB28,612 was declared and recorded in investment gain and revaluation of investments during the years ended December 31, 2020, 2021 and 2022 respectively. During the year ended December 31, 2021 and 2022, dividends of RMB51,635 and
RMB23,638
 that
was declared and reinvested into the equity investments without readily determinable fair value, respectively. During the years ended December 31, 2020, 2021 and 2022, fair value changes recognized for equity investments which were measured using NAV practical expedient were nil
,
nil
and RMB
275,217
, respectively.